Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2020
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38878
Entity Registrant Name	So-Young International Inc.
Entity Incorporation, State or Country Code	KY
Entity Address, Address Line One	Tower E, Ronsin Technology Center
Entity Address, Address Line Two	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Title of 12(b) Security	Class A ordinary shares
Security Exchange Name	NASDAQ
Trading Symbol	SY
Entity Well Known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Central Index Key	0001758530
Amendment Flag	false
ICFR Auditor Attestation Flag	true
Business Contact [Member]
Document Information
Entity Address, Address Line One	Tower E, Ronsin Technology Center
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	+86
Entity Address, Country	CN
Contact Personnel Name	Min Yu
Contact Personnel Email Address	yumin@soyoung.com
City Area Code	10
Local Phone Number	5269 9283
Ordinary shares
Document Information
Entity Common Stock, Shares Outstanding	82,212,159
Class A ordinary shares
Document Information
Entity Common Stock, Shares Outstanding	70,212,159
Class B ordinary shares
Document Information
Entity Common Stock, Shares Outstanding	12,000,000